Revenues - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue recognition and disaggregation payment terms description	The payment terms typically range between 30 and 90 days.
Minimum [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition and disaggregation payment terms	30 days
Maximum [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition and disaggregation payment terms	90 days